Summary of Significant Accounting Policies - Summary of New Standards and Amendments Issued by the IASB (Detail)	12 Months Ended
Dec. 31, 2023
IAS 21 Lack of Exchangeability (Amendments to IAS 21) [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2025
IAS 7 and IFRS 7 Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2024
IFRS 16 Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2024
IAS 1 Non-current Liabilities with Covenants (Amendments to IAS 1)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2024
IAS 12 International Tax Reform- Pillar Two Model Rules (Amendments to IAS 12) [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	May 23, 2023
IFRS 17 Insurance Contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023
IAS 1 Classification of Liabilities as Current or Non-current
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2024
IAS 1 Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023
IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction' (Amendments to IAS 12)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023
IAS 8 Definition of Accounting Estimates
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023